UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2003.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Chairman
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     Oct 23, 2003



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       56
Form 13F Information Table Value Total:	      296,926,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      17,070     6,839   Sole   None
Costco Wholesale Corp.          22160K105      14,158   454,495   Sole   None
PepsiCo, Inc.                   713448108      13,031   284,336   Sole   None
Walgreen Company                931422109      12,636   412,408   Sole   None
Pfizer, Inc                     717081103      12,563   413,541   Sole   None
Microsoft Corp.                 594918104      10,578   380,508   Sole   None
Intuit                          461202103      10,430   216,202   Sole   None
Johnson & Johnson               478160104      10,308   208,161   Sole   None
Ace Ltd.                        004644100       9,914   299,700   Sole   None
Washington Mutual               939322103       9,741   247,414   Sole   None
Wells Fargo & Co.               949746101       9,609   186,576   Sole   None
Viacom Inc.             B       925524308       9,305   242,943   Sole   None
Lincare Holdings Inc            532791100       8,128   222,004   Sole   None
United Technologies             913017109       8,040   104,033   Sole   None
Cendant                         151313103       7,887   421,979   Sole   None
Yum Brands Inc.                 895953107       7,580   255,918   Sole   None
Comcast Corp.           A       200300200       7,490   252,700   Sole   None
Polaris Industries              731068102       7,255    97,839   Sole   None
American Standard               029712106       7,232    85,842   Sole   None
Leap Frog Enterprises Inc.      52186N106       7,110   187,110   Sole   None
Triad Hospitals                 89579K109       7,038   232,441   Sole   None
Rent A Center                   76009N100       7,020   217,889   Sole   None
Cisco Systems                   17275R102       6,687   341,372   Sole   None
General Electric                369604103       6,661   223,462   Sole   None
Health Mgmt Assoc               421933102       6,266   287,303   Sole   None
ConocoPhillips                  20825C104       6,231   113,809   Sole   None
Alliant Techsystems Inc.        018804104       6,138   127,747   Sole   None
Medtronic Inc.                  585055106       6,081   129,612   Sole   None
Liberty Media                   530718105       5,854   587,167   Sole   None
Home Depot                      437076102       5,763   180,953   Sole   None
Estee Lauder Company            518439104       5,664   166,109   Sole   None
Merck & Company, Inc.           589331107       4,991    98,602   Sole   None
Darden Restaurants              237194105       4,620   243,149   Sole   None
Berkshire Hathaway      A       084670108       3,975        53   Sole   None
Brown & Brown                   115236101       1,311    42,578   Sole   None
General Dynamics                369550108       1,088    13,938   Sole   None
Corinthian Colleges             218868107         949    16,625   Sole   None
Biomet, Inc                     090613100         919    27,428   Sole   None
EchoStar Comm. Corp.            278762109         915    23,890   Sole   None
Coach Inc.                      189754104         871    15,950   Sole   None
RenassanceRe Hldg.              G7496G103         818    17,927   Sole   None
Dollar Tree Stores Inc.         256747106         791    23,580   Sole   None
Advance Auto Parts              00751Y106         732    10,325   Sole   None
Patterson Dental Corp.          703412106         723    12,550   Sole   None
Meritage Corp.                  59001A102         713    15,100   Sole   None
Take-Two Interactive            874054109         710    20,775   Sole   None
Ball Corp                       058498106         666    12,325   Sole   None
Energizer Holdings Inc.         29266R108         619    16,825   Sole   None
Sunrise Assisted Living         86768K106         546    20,830   Sole   None
Sonic Corp.                     835451105         498    19,763   Sole   None
Gillette Company                375766102         272     8,520   Sole   None
First American Corp             318522307         249    10,020   Sole   None
Sun Microsystems                866810104         243    73,438   Sole   None
BP plc                          055622104         232     5,500   Sole   None
OneCap                          68243P108           4    10,000   Sole   None
Frontier Insurance Group        359081106           1    10,000   Sole   None

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